March 30, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention: Filings – Rule 497(e)

Re:	Dreyfus Growth and Value Funds, Inc.
1933 Act File No.: 33-51061
1940 Act File No.: 811-7123
CIK No.: 0000914775

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, transmitted for filing is one copy of the above-referenced Fund’s Statement of Additional Information dated January 1, 2005, as revised March 30, 2005, which has been marked to show changes from the version filed pursuant to Rule 497(e) filed on March 30, 2005.

Please address any comments or questions to the attention of the undersigned at (212) 922-6867.

Very truly yours, /s/ Matthew J. Tronzano___ Matthew J. Tronzano
MJT/ Enclosure